Earnings Per Share and Earnings Per Unit	12 Months Ended
Dec. 31, 2021
Earnings Per Unit [Abstract]
Earnings Per Share and Earnings Per Unit
Note 13 — Earnings Per Share and Earnings per Unit
Successor
Basic net loss per share is computed based on the weighted average number of common shares outstanding. Diluted net loss per share is computed based on the weighted average number of common shares outstanding, increased by the number of any additional shares that would have been outstanding had any potentially dilutive common shares been issued and reduced by the number of units the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares.
Only the Company’s Class A common stock participates in the Company’s undistributed earnings. As such, the Company’s undistributed earnings are allocated entirely to shares of Class A common stock based on the weighted Class A common stock outstanding during the 2021 Successor Period.
The Company’s basic earnings per share calculation is as follows:

Period From December 23 - December 31, 2021 (Successor)
Class A
Basic Earnings Per Share:
Numerator
Net income	$33,470

Less: Net loss attributable to non-controlling interests	(968)

Net income attributable to Class A common stock	34,438

Denominator
Weighted average shares of Class A common stock outstanding-basic	50,785,656

Basic Earnings Per Share	$0.68

The Company’s diluted earnings per share calculation is as follows:

Period From December 23 - December 31, 2021 (Successor)
Class A
Diluted Earnings Per Share:
Numerator

Net income attributable to holders of Class A common stock	$33,470

Denominator
Weighted average shares of Class A common stock outstanding-basic	50,785,656

Effect of Dilutive Securities
Assumed exchange for shares of Class A common stock	85,054,317

Weighted average shares of Class A common stock outstanding-diluted	135,839,973

Diluted Earnings Per Share	$0.25

Predecessor
Basic net loss per unit is computed based on the weighted average number of common units outstanding. Diluted net loss per unit is computed based on the weighted average number of common units outstanding, increased by the number of any additional units that would have been outstanding had any potentially dilutive common units been issued and reduced by the number of units Fathom OpCo could have repurchased from the proceeds from issuance of the potentially dilutive units. Fathom OpCo had no dilutive instruments outstanding as of December 22, 2021 (Predecessor) and December 31, 2020 (Predecessor). As a result, basic and diluted earnings per units are the same as of December 22, 2021 (Predecessor) and December 31, 2020 (Predecessor).
Fathom OpCo’s Class A common units and Class B common units participate equally in Fathom OpCo’s undistributed earnings. As such, Fathom OpCo’s undistributed earnings are allocated pro-rata
to the Class A common units and Class B common units based on the weighted Class A common units and Class B common units outstanding as of December 22, 2021 (Predecessor) and December 31, 2020 (Predecessor) such that earnings per unit for Class A common units and Class B common units are the same in each period.

	Period From
	January 1 - December 23, 2021 (Predecessor)	January 1 - December 23, 2021 (Predecessor)
	Class A	Class B
Basic and Diluted Earnings Per Unit:
Numerator
Net (loss)	$(11,690)	$(4,784)
Less: annual dividends on redeemable preferred units	(6,582)	(2,694)

Net (loss) attributable to common unitholders	(18,272)	(7,478)

Denominator
Weighted-average units used to compute basic earnings per unit	5,480,611	2,242,981

Basic and Diluted Earnings Per Unit	$(3.33)	$(3.33)

	Period From
	January 1 - December 31, 2020 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
	Class A	Class B
Basic and Diluted Earnings Per Unit:
Numerator
Net (loss)	$(5,380)	$(2,583)
Less: annual dividends on redeemable preferred units	(4,083)	(1,961)

Net (loss) attributable to common unitholders	(9,463)	(4,544)

Denominator
Weighted-average units used to compute basic earnings per unit	3,531,681	1,696,135

Basic and Diluted Earnings Per Unit	$(2.68)	$(2.68)